Transfers of financial assets and variable interest entities (Tables)	12 Months Ended
Dec. 31, 2020
Securitizations
Securitizations
in	2020	2019	2018
Gains/(losses) and cash flows (CHF million)
CMBS
Net gain [1]	85	10	10
Proceeds from transfer of assets	9,209	7,757	5,861
Cash received on interests that continue to be held	52	162	41
RMBS
Net gain/(loss) [1]	32	2	(1)
Proceeds from transfer of assets	23,358	21,566	22,536
Purchases of previously transferred financial assets or its underlying collateral	0	(1)	0
Servicing fees	2	2	3
Cash received on interests that continue to be held	864	312	576
Other asset-backed financings
Net gain [1]	105	101	77
Proceeds from transfer of assets	9,564	11,702	6,422
Purchases of previously transferred financial assets or its underlying collateral	(1,606)	(763)	(318)
Fees [2]	148	151	142
Cash received on interests that continue to be held	17	6	3
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents management fees and performance fees earned for investment management services provided to managed CLOs.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2020	2019
CHF million
CMBS
Principal amount outstanding	17,421	21,079
Total assets of SPE	24,455	28,748
RMBS
Principal amount outstanding	47,324	54,001
Total assets of SPE	47,863	55,595
Other asset-backed financings
Principal amount outstanding	24,968	27,982
Total assets of SPE	50,817	54,974
Principal amount outstanding relates to assets transferred from the Group and does not include principal amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	2020							2019							2018
at time of transfer, in			CMBS				RMBS			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			342				2,692			549				3,171			662				3,613
of which level 2			305				2,398			455				2,978			640				3,509
of which level 3			37				294			94				193			22				103
Weighted-average life, in years			6.4				3.8			5.5				5.5			6.6				7.8
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	1.0	–	47.0			–	[2]	2.0	–	37.3			–	[2]	5.0	–	13.5
Cash flow discount rate (rate per annum), in % [3]	1.4	–	20.9		0.2	–	40.8	2.5	–	8.3		1.5	–	15.7	3.6	–	9.8		3.0	–	13.6
Expected credit losses (rate per annum), in % [4]	1.9	–	8.6		1.6	–	22.9	1.3	–	1.9		1.5	–	7.6	1.8	–	3.1		2.3	–	7.2
Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate is based on the weighted-average yield on the beneficial interests.
4 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
	2020											2019
end of			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			296				1,851			350				399				2,282			751
of which non-investment grade			36				631			23				46				711			15
Weighted-average life, in years			5.6				4.0			4.8				6.4				5.7			1.6
Prepayment speed assumption (rate per annum), in % [3]			–		4.0	–	50.1			–				–		3.0	–	35.7			–
Impact on fair value from 10% adverse change			–				(43.7)			–				–				(38.1)			–
Impact on fair value from 20% adverse change			–				(92.1)			–				–				(72.6)			–
Cash flow discount rate (rate per annum), in % [4]	0.6	–	38.2		0.3	–	39.7	0.7	–	27.7		2.2	–	15.2		1.5	–	36.2	0.7	–	13.1
Impact on fair value from 10% adverse change			(4.9)				(22.4)			(4.2)				(6.8)				(38.3)			(2.1)
Impact on fair value from 20% adverse change			(9.6)				(43.5)			(8.2)				(13.4)				(74.7)			(4.2)
Expected credit losses (rate per annum), in % [5]	0.4	–	14.7		0.6	–	39.6	0.7	–	26.8		0.5	–	8.5		1.1	–	34.5	0.7	–	12.8
Impact on fair value from 10% adverse change			(4.3)				(20.2)			(4.5)				(4.1)				(24.1)			(2.0)
Impact on fair value from 20% adverse change			(8.5)				(39.2)			(8.9)				(8.1)				(47.3)			(4.0)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs and CLOs within this category are generally structured to be protected from prepayment risk.
3
PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate is based on the weighted-average yield on the beneficial interests.
5 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2020	2019
CHF million
Other asset-backed financings
Trading assets	496	279
Other assets	246	0
Liability to SPE, included in other liabilities	(742)	(279)

Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	2020	2019
CHF billion
Government debt securities [1]	12.1	16.4
Corporate debt securities [1]	7.7	8.6
Asset-backed securities	6.0	2.5
Equity securities	0.0	0.7
Other	1.9	0.2
Securities sold under repurchase agreements	27.7	28.4
Government debt securities	0.4	0.1
Corporate debt securities	0.1	0.1
Equity securities	3.5	5.4
Other	0.1	0.1
Securities lending transactions	4.1	5.7
Government debt securities	5.8	5.3
Corporate debt securities	5.6	1.8
Asset-backed securities	0.0	0.1
Equity securities	39.3	33.0
Other	0.1	0.0
Obligation to return securities received as collateral, at fair value	50.8	40.2
Total	82.6	74.3
1 Prior period has been corrected.
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	No stated maturity	[1]	Up to 30 days	[2]	31–90 days	More than 90 days	Total
2020 (CHF billion)
Securities sold under repurchase agreements	5.8		11.8		5.9	4.2	27.7
Securities lending transactions	4.0		0.0		0.1	0.0	4.1
Obligation to return securities received as collateral, at fair value	50.2		0.3		0.3	0.0	50.8
Total	60.0		12.1		6.3	4.2	82.6
2019 (CHF billion)
Securities sold under repurchase agreements	5.2		15.1		5.9	2.2	28.4
Securities lending transactions	5.7		0.0		0.0	0.0	5.7
Obligation to return securities received as collateral, at fair value	40.0		0.1		0.1	0.0	40.2
Total	50.9		15.2		6.0	2.2	74.3
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Group was the primary beneficiary
			Financial intermediation
end of	CDO/ CLO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
2020 (CHF million)
Cash and due from banks	0	0	23	22	37	8	90
Trading assets	0	0	1,255	50	840	19	2,164
Other investments	0	0	0	129	920	202	1,251
Net loans	0	653	0	51	29	167	900
Other assets	0	21	979	15	82	779	1,876
of which loans held-for-sale	0	0	462	10	0	0	472
of which premises and equipment	0	0	0	0	30	4	34
Total assets of consolidated VIEs	0	674	2,257	267	1,908	1,175	6,281
Customer deposits	0	0	0	0	0	1	1
Trading liabilities	0	0	0	0	10	0	10
Short-term borrowings	0	4,178	0	0	0	0	4,178
Long-term debt	0	0	1,701	0	10	35	1,746
Other liabilities	0	53	1	3	73	78	208
Total liabilities of consolidated VIEs	0	4,231	1,702	3	93	114	6,143
2019 (CHF million)
Cash and due from banks	6	1	71	11	39	10	138
Trading assets	75	0	1,554	82	1,063	14	2,788
Other investments	0	0	0	113	1,052	247	1,412
Net loans	0	325	53	1	29	241	649
Other assets	1	21	638	4	87	943	1,694
of which loans held-for-sale	0	0	93	0	0	0	93
of which premises and equipment	0	0	0	0	36	8	44
Total assets of consolidated VIEs	82	347	2,316	211	2,270	1,455	6,681
Trading liabilities	0	0	0	0	8	0	8
Short-term borrowings	0	4,885	0	0	0	0	4,885
Long-term debt	7	0	1,614	1	13	36	1,671
Other liabilities	0	54	1	4	92	146	297
Total liabilities of consolidated VIEs	7	4,939	1,615	5	113	182	6,861

Non-consolidated VIEs
Non-consolidated VIEs
				Financial intermediation
end of	CDO/ CLO	CP Conduit	[1]	Securi- tizations	Funds	Loans	Other	Total
2020 (CHF million)
Trading assets	250	0		4,500	1,113	66	8,617	14,546
Net loans	357	371		734	1,967	6,989	939	11,357
Other assets	2	0		3	119	0	344	468
Total variable interest assets	609	371		5,237	3,199	7,055	9,900	26,371
Maximum exposure to loss	852	5,538		7,329	3,199	11,235	10,226	38,379
Total assets of non-consolidated VIEs	8,553	11,148		127,785	89,686	26,186	33,140	296,498
2019 (CHF million)
Trading assets	230	0		4,897	962	109	4,311	10,509
Net loans	456	325		904	1,945	7,930	709	12,269
Other assets	3	0		26	518	0	380	927
Total variable interest assets	689	325		5,827	3,425	8,039	5,400	23,705
Maximum exposure to loss	785	6,484		7,664	3,430	12,239	5,937	36,539
Total assets of non-consolidated VIEs	8,057	13,488		141,608	128,984	25,590	35,998	353,725
1 Includes liquidity facilities provided to third-party CP conduits through Alpine Securities Ltd. Prior period has been adjusted to conform to the current presentation.

Bank
Securitizations
Securitizations
in	2020	2019	2018
Gains/(losses) and cash flows (CHF million)
CMBS
Net gain [1]	85	10	10
Proceeds from transfer of assets	9,209	7,757	5,861
Cash received on interests that continue to be held	52	162	41
RMBS
Net gain/(loss) [1]	32	2	(1)
Proceeds from transfer of assets	23,358	21,566	22,536
Purchases of previously transferred financial assets or its underlying collateral	0	(1)	0
Servicing fees	2	2	3
Cash received on interests that continue to be held	864	312	576
Other asset-backed financings
Net gain [1]	105	101	77
Proceeds from transfer of assets	9,564	11,702	6,422
Purchases of previously transferred financial assets or its underlying collateral	(1,606)	(763)	(318)
Fees [2]	148	151	142
Cash received on interests that continue to be held	17	6	3
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents management fees and performance fees earned for investment management services provided to managed CLOs.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2020	2019
CHF million
CMBS
Principal amount outstanding	17,421	21,079
Total assets of SPE	24,455	28,748
RMBS
Principal amount outstanding	47,324	54,001
Total assets of SPE	47,863	55,595
Other asset-backed financings
Principal amount outstanding	24,968	27,982
Total assets of SPE	50,817	54,974
Principal amount outstanding relates to assets transferred from the Bank and does not include principal amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	2020							2019							2018
at time of transfer, in			CMBS				RMBS			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			342				2,692			549				3,171			662				3,613
of which level 2			305				2,398			455				2,978			640				3,509
of which level 3			37				294			94				193			22				103
Weighted-average life, in years			6.4				3.8			5.5				5.5			6.6				7.8
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	1.0	–	47.0			–	[2]	2.0	–	37.3			–	[2]	5.0	–	13.5
Cash flow discount rate (rate per annum), in % [3]	1.4	–	20.9		0.2	–	40.8	2.5	–	8.3		1.5	–	15.7	3.6	–	9.8		3.0	–	13.6
Expected credit losses (rate per annum), in % [4]	1.9	–	8.6		1.6	–	22.9	1.3	–	1.9		1.5	–	7.6	1.8	–	3.1		2.3	–	7.2
Transfers of assets in which the Bank does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.
4 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
	2020											2019
end of			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			296				1,851			350				399				2,282			751
of which non-investment grade			36				631			23				46				711			15
Weighted-average life, in years			5.6				4.0			4.8				6.4				5.7			1.6
Prepayment speed assumption (rate per annum), in % [3]			–		4.0	–	50.1			–				–		3.0	–	35.7			–
Impact on fair value from 10% adverse change			–				(43.7)			–				–				(38.1)			–
Impact on fair value from 20% adverse change			–				(92.1)			–				–				(72.6)			–
Cash flow discount rate (rate per annum), in % [4]	0.6	–	38.2		0.3	–	39.7	0.7	–	27.7		2.2	–	15.2		1.5	–	36.2	0.7	–	13.1
Impact on fair value from 10% adverse change			(4.9)				(22.4)			(4.2)				(6.8)				(38.3)			(2.1)
Impact on fair value from 20% adverse change			(9.6)				(43.5)			(8.2)				(13.4)				(74.7)			(4.2)
Expected credit losses (rate per annum), in % [5]	0.4	–	14.7		0.6	–	39.6	0.7	–	26.8		0.5	–	8.5		1.1	–	34.5	0.7	–	12.8
Impact on fair value from 10% adverse change			(4.3)				(20.2)			(4.5)				(4.1)				(24.1)			(2.0)
Impact on fair value from 20% adverse change			(8.5)				(39.2)			(8.9)				(8.1)				(47.3)			(4.0)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate was based on the weighted-average yield on the beneficial interests.
5 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2020	2019
CHF million
Other asset-backed financings
Trading assets	496	279
Other assets	246	0
Liability to SPE, included in other liabilities	(742)	(279)

Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	2020	2019
CHF billion
Government debt securities [1]	12.2	16.5
Corporate debt securities [1]	7.7	8.6
Asset-backed securities	6.0	2.5
Equity securities	0.0	0.7
Other	1.8	0.2
Securities sold under repurchase agreements	27.7	28.5
Government debt securities	0.4	0.1
Corporate debt securities	0.1	0.1
Equity securities	3.5	5.4
Other	0.1	0.1
Securities lending transactions	4.1	5.7
Government debt securities	5.8	5.3
Corporate debt securities	5.6	1.8
Asset-backed securities	0.0	0.1
Equity securities	39.3	33.0
Other	0.1	0.0
Obligation to return securities received as collateral, at fair value	50.8	40.2
Total	82.6	74.4
1 Prior period has been corrected.
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	No stated maturity	[1]	Up to 30 days	[2]	31-90 days	More than 90 days	Total
2020 (CHF billion)
Securities sold under repurchase agreements	5.8		11.8		5.9	4.2	27.7
Securities lending transactions	4.0		0.0		0.1	0.0	4.1
Obligation to return securities received as collateral, at fair value	50.2		0.3		0.3	0.0	50.8
Total	60.0		12.1		6.3	4.2	82.6
2019 (CHF billion)
Securities sold under repurchase agreements	5.2		15.2		5.9	2.2	28.5
Securities lending transactions	5.7		0.0		0.0	0.0	5.7
Obligation to return securities received as collateral, at fair value	40.0		0.1		0.1	0.0	40.2
Total	50.9		15.3		6.0	2.2	74.4
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Bank was the primary beneficiary
			Financial intermediation
end of	CDO/ CLO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
2020 (CHF million)
Cash and due from banks	0	0	23	22	37	8	90
Trading assets	0	0	1,255	50	840	19	2,164
Other investments	0	0	0	129	920	202	1,251
Net loans	0	653	0	51	29	167	900
Other assets	0	21	979	15	65	778	1,858
of which loans held-for-sale	0	0	462	10	0	0	472
of which premises and equipment	0	0	0	0	13	4	17
Total assets of consolidated VIEs	0	674	2,257	267	1,891	1,174	6,263
Customer deposits	0	0	0	0	0	1	1
Trading liabilities	0	0	0	0	10	0	10
Short-term borrowings	0	4,178	0	0	0	0	4,178
Long-term debt	0	0	1,701	0	10	35	1,746
Other liabilities	0	53	1	3	72	78	207
Total liabilities of consolidated VIEs	0	4,231	1,702	3	92	114	6,142
2019 (CHF million)
Cash and due from banks	6	1	71	11	39	10	138
Trading assets	75	0	1,554	82	1,063	14	2,788
Other investments	0	0	0	113	1,052	247	1,412
Net loans	0	325	53	1	29	241	649
Other assets	1	21	638	4	67	943	1,674
of which loans held-for-sale	0	0	93	0	0	0	93
of which premises and equipment	0	0	0	0	17	8	25
Total assets of consolidated VIEs	82	347	2,316	211	2,250	1,455	6,661
Trading liabilities	0	0	0	0	8	0	8
Short-term borrowings	0	4,885	0	0	0	0	4,885
Long-term debt	7	0	1,614	1	13	36	1,671
Other liabilities	0	54	1	4	91	146	296
Total liabilities of consolidated VIEs	7	4,939	1,615	5	112	182	6,860

Non-consolidated VIEs
Non-consolidated VIEs
				Financial intermediation
end of	CDO/ CLO	CP Conduit	[1]	Securi- tizations	Funds	Loans	Other	Total
2020 (CHF million)
Trading assets	250	0		4,500	1,113	66	8,617	14,546
Net loans	357	371		734	1,967	6,989	939	11,357
Other assets	2	0		3	110	0	344	459
Total variable interest assets	609	371		5,237	3,190	7,055	9,900	26,362
Maximum exposure to loss	852	5,538		7,329	3,190	11,235	10,226	38,370
Total assets of non-consolidated VIEs	8,553	11,148		127,785	87,618	26,186	25,759	287,049
2019 (CHF million)
Trading assets	230	0		4,897	962	109	4,311	10,509
Net loans	456	325		904	1,945	7,930	709	12,269
Other assets	3	0		26	513	0	380	922
Total variable interest assets	689	325		5,827	3,420	8,039	5,400	23,700
Maximum exposure to loss	785	6,484		7,664	3,425	12,239	5,937	36,534
Total assets of non-consolidated VIEs	8,057	13,488		141,608	127,558	25,590	14,274	330,575
1 Includes liquidity facilities provided to third-party CP conduits through Alpine Securities Ltd. Prior period has been adjusted to conform to the current presentation.